Risks and Concentration - Additional Information (Detail) - Customer	1 Months Ended	12 Months Ended
	Jul. 31, 2005	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Concentration Risk [Line Items]
Appreciation (depreciation) of RMB against US$		(7.10%)	8.90%
Maximum
Concentration Risk [Line Items]
Appreciation (depreciation) of RMB against US$	20.00%
Sales Revenue, Net | Customer Concentration Risk
Concentration Risk [Line Items]
Number of customers with revenue greater than 10% of total revenue		0	0	0
Cost of Goods, Total | Supplier Concentration Risk
Concentration Risk [Line Items]
Number of suppliers with purchases greater than 10% of total purchases		0	0	0